Schedule of Investments
(unaudited)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 1.4%
Axon Enterprise, Inc.
(a)(b)
.............. 196,603 $ 32,622,336
BWX Technologies, Inc.
(a)
............. 267,044 15,509,915
Curtiss-Wright Corp. ................. 111,393 18,601,517
HEICO Corp.
(a)
.................... 130,701 20,080,902
HEICO Corp., Class A ................ 230,114 27,579,163
Hexcel Corp.
(a)
..................... 243,032 14,302,433
Howmet Aerospace, Inc.
(a)
............. 1,083,067 42,683,670
Huntington Ingalls Industries, Inc. ........ 114,748 26,470,069
Mercury Systems, Inc.
(a)(b)
............. 142,919 6,394,196
Spirit AeroSystems Holdings, Inc., Class A
(a)
. 305,295 9,036,732
Textron, Inc.
(a)
..................... 605,823 42,892,268
TransDigm Group, Inc. ............... 149,538 94,156,602
Woodward, Inc.
(a)
................... 171,903 16,607,549
366,937,352
Air Freight & Logistics — 0.3%
(a)
CH Robinson Worldwide, Inc. .......... 337,180 30,872,201
Expeditors International of Washington, Inc. . 460,897 47,896,416
GXO Logistics, Inc.
(b)
................ 306,860 13,099,853
91,868,470
Airlines — 0.8%
(b)
Alaska Air Group, Inc. ................ 361,213 15,510,486
American Airlines Group, Inc. ........... 1,873,091 23,825,717
Copa Holdings SA, Class A, NVS
(a)
....... 84,605 7,036,598
Delta Air Lines, Inc.
(a)
................ 1,859,923 61,117,070
JetBlue Airways Corp.
(a)
.............. 919,699 5,959,650
Southwest Airlines Co. ............... 1,720,699 57,935,935
United Airlines Holdings, Inc. ........... 948,663 35,764,595
207,150,051
Auto Components — 0.5%
Aptiv plc
(b)
........................ 785,564 73,159,575
BorgWarner, Inc.
(a)
.................. 677,976 27,288,534
Gentex Corp. ..................... 683,726 18,645,208
Lear Corp. ....................... 172,733 21,422,347
QuantumScape Corp., Class A
(a)(b)
....... 749,957 4,252,256
144,767,920
Automobiles — 0.2%
Harley-Davidson, Inc.
(a)
............... 393,232 16,358,451
Lucid Group, Inc.
(a)(b)
................. 1,531,081 10,457,283
Rivian Automotive, Inc., Class A
(a)(b)
....... 1,511,940 27,865,054
Thor Industries, Inc. ................. 153,134 11,560,086
66,240,874
Banks — 3.2%
Bank of Hawaii Corp. ................ 115,449 8,954,224
Bank OZK ....................... 324,775 13,010,486
BOK Financial Corp. ................. 85,047 8,827,028
Citizens Financial Group, Inc. .......... 1,418,647 55,852,132
Comerica, Inc. ..................... 381,148 25,479,744
Commerce Bancshares, Inc.
(a)
.......... 333,928 22,730,479
Cullen/Frost Bankers, Inc. ............. 169,364 22,643,967
East West Bancorp, Inc. .............. 412,303 27,170,768
Fifth Third Bancorp ................. 1,979,660 64,952,645
First Citizens BancShares, Inc., Class A
(a)
.. 31,905 24,195,476
First Hawaiian, Inc. ................. 368,194 9,587,772
First Horizon Corp. .................. 1,531,192 37,514,204
First Republic Bank ................. 528,306 64,395,218
FNB Corp. ....................... 1,021,918 13,336,030
Huntington Bancshares, Inc. ........... 4,169,709 58,792,897
KeyCorp ......................... 2,700,677 47,045,793
M&T Bank Corp. ................... 499,539 72,463,127
PacWest Bancorp .................. 342,568 7,861,936
Security
Shares
Shares Value
Banks (continued)
Pinnacle Financial Partners, Inc.
(a)
....... 218,334 $ 16,025,716
Popular, Inc. ...................... 206,921 13,723,001
Prosperity Bancshares, Inc. ............ 254,540 18,499,967
Regions Financial Corp. .............. 2,715,718 58,550,880
Signature Bank .................... 179,465 20,677,957
SVB Financial Group
(b)
............... 170,760 39,298,706
Synovus Financial Corp. .............. 419,695 15,759,547
Umpqua Holdings Corp. .............. 633,945 11,315,918
Webster Financial Corp. .............. 505,337 23,922,654
Western Alliance Bancorp ............. 308,057 18,347,875
Wintrust Financial Corp. .............. 175,034 14,793,874
Zions Bancorp NA .................. 432,749 21,273,941
857,003,962
Beverages — 0.3%
Boston Beer Co., Inc. (The), Class A, NVS
(a)(b)
27,251 8,979,750
Brown-Forman Corp., Class A
(a)
......... 131,594 8,653,621
Brown-Forman Corp., Class B, NVS ...... 534,023 35,074,631
Molson Coors Beverage Co., Class B
(a)
.... 508,506 26,198,229
78,906,231
Biotechnology — 2.2%
(b)
Alnylam Pharmaceuticals, Inc.
(a)
......... 357,134 84,872,895
Biogen, Inc. ...................... 417,282 115,553,731
BioMarin Pharmaceutical, Inc. .......... 536,146 55,485,750
Exact Sciences Corp.
(a)
............... 508,094 25,155,734
Exelixis, Inc. ...................... 923,617 14,814,817
Horizon Therapeutics plc .............. 643,175 73,193,315
Incyte Corp. ...................... 530,525 42,611,768
Ionis Pharmaceuticals, Inc.
(a)
........... 412,660 15,586,168
Mirati Therapeutics, Inc.
(a)
............. 130,546 5,915,039
Natera, Inc. ....................... 284,722 11,437,283
Neurocrine Biosciences, Inc. ........... 276,222 32,991,956
Novavax, Inc.
(a)
.................... 221,830 2,280,412
Sarepta Therapeutics, Inc. ............. 243,993 31,616,613
Seagen, Inc. ...................... 396,590 50,965,781
Ultragenyx Pharmaceutical, Inc. ......... 192,508 8,918,896
United Therapeutics Corp. ............. 129,794 36,094,413
607,494,571
Building Products — 1.7%
Advanced Drainage Systems, Inc.
(a)
...... 185,208 15,181,500
Allegion plc ....................... 254,568 26,795,828
AO Smith Corp.
(a)
................... 368,081 21,068,956
Armstrong World Industries, Inc.
(a)
........ 134,220 9,206,150
AZEK Co., Inc. (The), Class A
(a)(b)
........ 328,719 6,679,570
Builders FirstSource, Inc.
(a)(b)
........... 422,479 27,410,437
Carlisle Cos., Inc. .................. 149,570 35,246,170
Carrier Global Corp. ................. 2,428,696 100,183,710
Fortune Brands Innovations, Inc. ........ 374,660 21,396,833
Hayward Holdings, Inc.
(a)(b)
............. 191,244 1,797,694
Lennox International, Inc. ............. 92,803 22,201,262
Masco Corp.
(a)
..................... 654,518 30,546,355
Masterbrand, Inc.
(b)
................. 374,660 2,828,683
Owens Corning .................... 270,990 23,115,447
Trane Technologies plc ............... 667,736 112,239,744
Trex Co., Inc.
(a)(b)
................... 322,879 13,667,468
469,565,807
Capital Markets — 4.3%
Affiliated Managers Group, Inc. ......... 109,203 17,301,031
Ameriprise Financial, Inc. ............. 308,882 96,176,588
Ares Management Corp., Class A ........ 445,549 30,493,374
Bank of New York Mellon Corp. (The) ..... 2,134,553 97,164,852
Blue Owl Capital, Inc., Class A .......... 1,214,125 12,869,725
Carlyle Group, Inc. (The) .............. 603,549 18,009,902

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Capital Markets (continued)
Cboe Global Markets, Inc. ............. 307,908 $ 38,633,217
Coinbase Global, Inc., Class A
(a)(b)
........ 463,876 16,416,572
Evercore, Inc., Class A ............... 106,258 11,590,623
FactSet Research Systems, Inc.
(a)
....... 110,270 44,241,427
Franklin Resources, Inc. .............. 829,477 21,881,603
Interactive Brokers Group, Inc., Class A .... 270,076 19,539,999
Invesco Ltd. ...................... 1,080,438 19,437,080
Janus Henderson Group plc ........... 399,832 9,404,049
Jefferies Financial Group, Inc. .......... 581,918 19,948,149
KKR & Co., Inc.
(a)
................... 1,666,348 77,351,874
Lazard Ltd., Class A ................. 240,474 8,337,234
LPL Financial Holdings, Inc. ............ 231,285 49,996,878
MarketAxess Holdings, Inc. ............ 108,308 30,206,018
Morningstar, Inc.
(a)
.................. 72,562 15,716,204
MSCI, Inc. ....................... 226,206 105,224,245
Nasdaq, Inc.
(a)
..................... 1,002,287 61,490,307
Northern Trust Corp. ................. 597,209 52,847,024
Raymond James Financial, Inc. ......... 565,597 60,434,039
Robinhood Markets, Inc., Class A
(a)(b)
...... 1,632,621 13,289,535
SEI Investments Co. ................. 299,913 17,484,928
State Street Corp. .................. 1,066,059 82,694,197
Stifel Financial Corp. ................ 298,912 17,447,493
T. Rowe Price Group, Inc. ............. 639,317 69,723,912
Tradeweb Markets, Inc., Class A ......... 313,291 20,341,985
Virtu Financial, Inc., Class A ............ 278,001 5,674,000
1,161,368,064
Chemicals — 3.3%
Albemarle Corp. ................... 341,008 73,950,995
Ashland, Inc. ...................... 148,000 15,914,440
Axalta Coating Systems Ltd.
(a)(b)
......... 638,842 16,271,306
Celanese Corp. .................... 315,340 32,240,362
CF Industries Holdings, Inc. ............ 568,851 48,466,105
Chemours Co. (The) ................. 435,266 13,327,845
Corteva, Inc. ...................... 2,082,379 122,402,238
DuPont de Nemours, Inc.
(a)
............ 1,457,280 100,013,126
Eastman Chemical Co. ............... 347,434 28,295,025
Element Solutions, Inc. ............... 660,139 12,007,928
FMC Corp. ....................... 365,930 45,668,064
Ginkgo Bioworks Holdings, Inc., Class A
(a)(b)
. 2,507,714 4,238,037
Huntsman Corp. ................... 529,588 14,553,078
International Flavors & Fragrances, Inc. .... 742,487 77,842,337
LyondellBasell Industries NV, Class A ..... 746,699 61,998,418
Mosaic Co. (The) ................... 988,049 43,345,710
NewMarket Corp. ................... 17,205 5,352,648
Olin Corp. ........................ 366,645 19,410,186
PPG Industries, Inc. ................. 684,733 86,098,327
RPM International, Inc. ............... 371,164 36,169,932
Scotts Miracle-Gro Co. (The) ........... 118,350 5,750,626
Valvoline, Inc. ..................... 515,973 16,846,518
Westlake Corp.
(a)
................... 96,868 9,932,845
890,096,096
Commercial Services & Supplies — 1.4%
Cintas Corp. ...................... 252,003 113,809,595
Clean Harbors, Inc.
(b)
................ 147,544 16,837,721
Copart, Inc.
(b)
..................... 1,241,869 75,617,403
Driven Brands Holdings, Inc.
(a)(b)
......... 180,645 4,933,415
IAA, Inc.
(a)(b)
....................... 391,417 15,656,680
MSA Safety, Inc.
(a)
.................. 106,802 15,399,780
Republic Services, Inc. ............... 599,251 77,297,387
Rollins, Inc. ....................... 672,335 24,567,121
Stericycle, Inc.
(a)(b)
.................. 266,240 13,282,714
Tetra Tech, Inc. .................... 153,553 22,294,360
379,696,176
Security
Shares
Shares Value
Communications Equipment — 1.1%
Arista Networks, Inc.
(b)
............... 715,017 $ 86,767,313
Ciena Corp.
(a)(b)
.................... 430,432 21,943,423
F5, Inc.
(b)
........................ 173,217 24,858,372
Juniper Networks, Inc. ............... 932,025 29,787,519
Lumentum Holdings, Inc.
(a)(b)
........... 199,012 10,382,456
Motorola Solutions, Inc. .............. 479,252 123,508,033
Ubiquiti, Inc. ...................... 12,041 3,293,575
Viasat, Inc.
(a)(b)
..................... 209,989 6,646,152
307,186,843
Construction & Engineering — 0.6%
AECOM ......................... 381,958 32,439,693
MasTec, Inc.
(a)(b)
.................... 176,339 15,047,007
MDU Resources Group, Inc. ........... 588,392 17,851,813
Quanta Services, Inc.
(a)
............... 414,833 59,113,702
Valmont Industries, Inc. ............... 61,116 20,209,228
WillScot Mobile Mini Holdings Corp.
(b)
..... 590,830 26,687,791
171,349,234
Construction Materials — 0.5%
Eagle Materials, Inc. ................. 107,830 14,325,216
Martin Marietta Materials, Inc. .......... 180,689 61,067,461
Vulcan Materials Co.
(a)
............... 384,673 67,360,089
142,752,766
Consumer Finance — 0.7%
Ally Financial, Inc. .................. 866,846 21,194,385
Credit Acceptance Corp.
(a)(b)
............ 19,706 9,348,526
Discover Financial Services ............ 792,876 77,567,059
OneMain Holdings, Inc. ............... 336,066 11,194,359
SLM Corp. ....................... 729,167 12,104,172
SoFi Technologies, Inc.
(a)(b)
............ 2,342,952 10,801,009
Synchrony Financial ................. 1,304,519 42,866,494
Upstart Holdings, Inc.
(a)(b)
.............. 208,805 2,760,402
187,836,406
Containers & Packaging — 1.4%
Amcor plc ........................ 4,374,800 52,103,868
AptarGroup, Inc. ................... 190,771 20,980,995
Ardagh Group SA, Class A
(b)
........... 58,704 499,278
Ardagh Metal Packaging SA ........... 423,698 2,037,987
Avery Dennison Corp. ................ 237,125 42,919,625
Ball Corp.
(a)
....................... 896,003 45,821,593
Berry Global Group, Inc. .............. 363,000 21,936,090
Crown Holdings, Inc.
(a)
............... 335,684 27,596,582
Graphic Packaging Holding Co. ......... 891,678 19,839,835
International Paper Co. ............... 1,031,877 35,733,900
Packaging Corp. of America ........... 265,110 33,910,220
Sealed Air Corp. ................... 423,961 21,147,175
Silgan Holdings, Inc.
(a)
............... 245,833 12,743,983
Sonoco Products Co. ................ 283,576 17,215,899
WestRock Co. ..................... 735,924 25,875,088
380,362,118
Distributors — 0.5%
Genuine Parts Co. .................. 404,537 70,191,215
LKQ Corp.
(a)
...................... 726,251 38,789,066
Pool Corp. ....................... 110,534 33,417,744
142,398,025
Diversified Consumer Services — 0.3%
ADT, Inc. ........................ 614,961 5,577,696
Bright Horizons Family Solutions, Inc.
(a)(b)
... 168,023 10,602,251
Grand Canyon Education, Inc.
(b)
......... 90,451 9,557,053
H&R Block, Inc.
(a)
................... 451,235 16,474,590
Mister Car Wash, Inc.
(a)(b)
.............. 225,733 2,083,516

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Diversified Consumer Services (continued)
Service Corp. International ............ 434,511 $ 30,042,090
74,337,196
Diversified Financial Services — 0.5%
Apollo Global Management, Inc. ......... 1,408,272 89,833,671
Equitable Holdings, Inc. .............. 1,079,144 30,971,433
Voya Financial, Inc. ................. 283,037 17,403,945
138,209,049
Diversified Telecommunication Services — 0.1%
Frontier Communications Parent, Inc.
(a)(b)
... 713,019 18,167,724
Lumen Technologies, Inc. ............. 3,001,373 15,667,167
33,834,891
Electric Utilities — 3.0%
Alliant Energy Corp. ................. 728,967 40,246,268
Avangrid, Inc.
(a)
.................... 206,682 8,883,192
Constellation Energy Corp. ............ 948,914 81,805,876
Edison International ................. 1,092,529 69,506,695
Entergy Corp. ..................... 589,877 66,361,163
Evergy, Inc. ....................... 647,565 40,751,265
Eversource Energy ................. 1,003,783 84,157,167
FirstEnergy Corp. .................. 1,577,918 66,177,881
Hawaiian Electric Industries, Inc. ........ 319,056 13,352,494
IDACORP, Inc. .................... 145,606 15,703,607
NRG Energy, Inc. ................... 665,592 21,179,137
OGE Energy Corp. .................. 580,437 22,956,283
PG&E Corp.
(a)(b)
.................... 4,783,941 77,786,881
Pinnacle West Capital Corp. ........... 328,003 24,941,348
PPL Corp. ....................... 2,148,234 62,771,398
Xcel Energy, Inc. ................... 1,587,663 111,311,053
807,891,708
Electrical Equipment — 1.3%
Acuity Brands, Inc. .................. 94,594 15,665,712
AMETEK, Inc. ..................... 670,986 93,750,164
ChargePoint Holdings, Inc., Class A
(a)(b)
.... 735,198 7,006,437
Generac Holdings, Inc.
(a)(b)
............. 180,578 18,176,982
Hubbell, Inc. ...................... 155,789 36,560,563
nVent Electric plc ................... 476,018 18,312,412
Plug Power, Inc.
(a)(b)
................. 1,510,533 18,685,293
Regal Rexnord Corp. ................ 193,902 23,264,362
Rockwell Automation, Inc. ............. 333,766 85,968,109
Sensata Technologies Holding plc ........ 441,890 17,843,518
Sunrun, Inc.
(a)(b)
.................... 605,018 14,532,532
Vertiv Holdings Co., Class A
(a)
.......... 878,334 11,998,042
361,764,126
Electronic Equipment, Instruments & Components — 2.4%
Amphenol Corp., Class A ............. 1,704,535 129,783,295
Arrow Electronics, Inc.
(b)
.............. 177,956 18,608,859
Avnet, Inc.
(a)
...................... 264,175 10,984,397
CDW Corp. ....................... 392,853 70,155,689
Cognex Corp. ..................... 505,135 23,796,910
Coherent Corp.
(a)(b)
.................. 344,693 12,098,724
Corning, Inc. ...................... 2,200,363 70,279,594
IPG Photonics Corp.
(b)
............... 96,589 9,144,081
Jabil, Inc. ........................ 381,814 26,039,715
Keysight Technologies, Inc.
(a)(b)
.......... 520,791 89,091,716
Littelfuse, Inc. ..................... 70,755 15,580,251
National Instruments Corp. ............ 382,246 14,104,877
TD SYNNEX Corp. .................. 123,532 11,699,716
Teledyne Technologies, Inc.
(a)(b)
......... 134,552 53,808,690
Trimble, Inc.
(b)
..................... 715,276 36,164,355
Vontier Corp. ...................... 457,876 8,850,743
Security
Shares
Shares Value
Electronic Equipment, Instruments & Components (continued)
Zebra Technologies Corp., Class A
(a)(b)
..... 149,920 $ 38,440,987
638,632,599
Energy Equipment & Services — 0.8%
Baker Hughes Co., Class A ............ 2,736,602 80,811,857
Halliburton Co. .................... 2,616,055 102,941,764
NOV, Inc. ........................ 1,136,574 23,743,031
207,496,652
Entertainment — 1.5%
AMC Entertainment Holdings, Inc., Class A
(a)(b)
1,500,610 6,107,483
Electronic Arts, Inc. ................. 806,969 98,595,472
Liberty Media Corp. -Liberty Formula One,
Class C, NVS
(b)
.................. 584,082 34,916,422
Liberty Media Corp-Liberty Formula One, Class
A
(a)(b)
......................... 59,741 3,191,962
Live Nation Entertainment, Inc.
(a)(b)
....... 453,038 31,594,870
Madison Square Garden Sports Corp. ..... 55,119 10,104,966
Playtika Holding Corp.
(a)(b)
............. 263,133 2,239,262
ROBLOX Corp., Class A
(a)(b)
............ 1,299,859 36,993,987
Roku, Inc., Class A
(a)(b)
............... 353,732 14,396,892
Spotify Technology SA
(b)
.............. 406,147 32,065,306
Take-Two Interactive Software, Inc.
(a)(b)
.... 474,587 49,418,744
Warner Bros Discovery, Inc.
(a)(b)
......... 6,877,426 65,197,999
World Wrestling Entertainment, Inc., Class A 124,398 8,523,751
393,347,116
Equity Real Estate Investment Trusts (REITs) — 7.1%
Alexandria Real Estate Equities, Inc. ...... 470,692 68,565,704
American Homes 4 Rent, Class A
(a)
....... 894,158 26,949,922
Americold Realty Trust, Inc. ............ 781,005 22,110,252
Apartment Income REIT Corp. .......... 434,886 14,920,939
AvalonBay Communities, Inc. .......... 405,847 65,552,407
Boston Properties, Inc. ............... 456,385 30,842,498
Brixmor Property Group, Inc. ........... 867,567 19,667,744
Camden Property Trust ............... 301,161 33,693,893
Cousins Properties, Inc. .............. 441,489 11,165,257
CubeSmart ....................... 648,028 26,083,127
Douglas Emmett, Inc. ................ 492,515 7,722,635
EastGroup Properties, Inc. ............ 119,728 17,726,928
EPR Properties .................... 215,356 8,123,228
Equity LifeStyle Properties, Inc. ......... 516,933 33,393,872
Equity Residential .................. 1,079,426 63,686,134
Essex Property Trust, Inc. ............. 188,930 40,038,046
Extra Space Storage, Inc. ............. 384,981 56,661,504
Federal Realty Investment Trust ......... 232,246 23,466,136
First Industrial Realty Trust, Inc. ......... 383,200 18,493,232
Gaming and Leisure Properties, Inc. ...... 712,102 37,093,393
Healthcare Realty Trust, Inc., Class A ..... 1,102,639 21,247,853
Healthpeak Properties, Inc. ............ 1,566,637 39,275,590
Highwoods Properties, Inc. ............ 298,976 8,365,348
Host Hotels & Resorts, Inc. ............ 2,059,868 33,060,881
Hudson Pacific Properties, Inc. .......... 393,721 3,830,905
Invitation Homes, Inc. ................ 1,773,100 52,554,684
Iron Mountain, Inc. .................. 840,438 41,895,834
JBG SMITH Properties ............... 312,620 5,933,528
Kilroy Realty Corp. .................. 340,214 13,156,075
Kimco Realty Corp. ................. 1,756,854 37,210,168
Lamar Advertising Co., Class A ......... 251,604 23,751,418
Life Storage, Inc. ................... 243,691 24,003,563
Medical Properties Trust, Inc.
(a)
.......... 1,726,605 19,234,380
Mid-America Apartment Communities, Inc. .. 334,860 52,569,671
National Retail Properties, Inc. .......... 517,810 23,694,986
National Storage Affiliates Trust ......... 246,421 8,900,726
Omega Healthcare Investors, Inc.
(a)
....... 684,504 19,131,887
Park Hotels & Resorts, Inc. ............ 654,532 7,716,932

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Equity Real Estate Investment Trusts (REITs) (continued)
Rayonier, Inc.
(a)
.................... 424,366 $ 13,987,103
Realty Income Corp. ................. 1,826,876 115,878,745
Regency Centers Corp. .............. 498,920 31,182,500
Rexford Industrial Realty, Inc. .......... 533,511 29,151,041
SBA Communications Corp., Class A ...... 310,591 87,061,763
Simon Property Group, Inc. ............ 949,641 111,563,825
SL Green Realty Corp. ............... 185,622 6,259,174
Spirit Realty Capital, Inc. .............. 404,229 16,140,864
STORE Capital Corp. ................ 738,840 23,687,210
Sun Communities, Inc. ............... 353,459 50,544,637
UDR, Inc. ........................ 943,311 36,534,435
Ventas, Inc. ...................... 1,159,994 52,257,730
VICI Properties, Inc. ................. 2,801,362 90,764,129
Vornado Realty Trust ................ 510,532 10,624,171
Welltower, Inc. ..................... 1,377,712 90,309,022
Weyerhaeuser Co. .................. 2,138,208 66,284,448
WP Carey, Inc. .................... 599,015 46,813,022
1,940,535,099
Food & Staples Retailing — 0.7%
Albertsons Cos., Inc., Class A .......... 491,902 10,202,048
BJ's Wholesale Club Holdings, Inc.
(a)(b)
..... 390,996 25,868,295
Casey's General Stores, Inc. ........... 107,667 24,155,092
Grocery Outlet Holding Corp.
(a)(b)
......... 254,660 7,433,525
Kroger Co. (The) ................... 1,905,447 84,944,827
Performance Food Group Co.
(b)
......... 441,410 25,773,930
US Foods Holding Corp.
(b)
............. 585,122 19,905,850
198,283,567
Food Products — 2.2%
Bunge Ltd. ....................... 401,885 40,096,067
Campbell Soup Co. ................. 564,468 32,033,559
Conagra Brands, Inc. ................ 1,368,924 52,977,359
Darling Ingredients, Inc.
(a)(b)
............ 466,004 29,167,190
Flowers Foods, Inc.
(a)
................ 547,753 15,742,421
Freshpet, Inc.
(a)(b)
................... 130,987 6,912,184
Hershey Co. (The) .................. 425,002 98,417,713
Hormel Foods Corp. ................. 832,938 37,940,326
Ingredion, Inc. ..................... 190,529 18,658,505
JM Smucker Co. (The) ............... 299,601 47,474,775
Kellogg Co.
(a)
..................... 740,775 52,772,811
Lamb Weston Holdings, Inc. ........... 419,267 37,465,699
McCormick & Co., Inc., NVS
(a)
.......... 730,775 60,573,940
Pilgrim's Pride Corp.
(b)
............... 138,580 3,288,503
Post Holdings, Inc.
(b)
................. 158,245 14,283,194
Seaboard Corp.
(a)
................... 725 2,737,027
Tyson Foods, Inc., Class A ............ 827,716 51,525,321
602,066,594
Gas Utilities — 0.3%
Atmos Energy Corp. ................. 401,320 44,975,932
National Fuel Gas Co. ............... 255,965 16,202,584
UGI Corp. ........................ 608,122 22,543,083
83,721,599
Health Care Equipment & Supplies — 3.1%
Align Technology, Inc.
(b)
............... 228,088 48,103,759
Cooper Cos., Inc. (The) .............. 141,140 46,670,764
Dentsply Sirona, Inc. ................ 623,163 19,841,510
Dexcom, Inc.
(a)(b)
................... 1,121,836 127,036,709
Enovis Corp.
(a)(b)
.................... 146,310 7,830,511
Envista Holdings Corp.
(a)(b)
............. 474,886 15,989,412
Globus Medical, Inc., Class A
(a)(b)
........ 221,800 16,473,086
Hologic, Inc.
(b)
..................... 714,698 53,466,557
ICU Medical, Inc.
(a)(b)
................. 58,479 9,209,273
IDEXX Laboratories, Inc.
(b)
............. 238,853 97,442,470
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Insulet Corp.
(b)
..................... 200,010 $ 58,880,944
Integra LifeSciences Holdings Corp.
(a)(b)
.... 210,195 11,785,634
Masimo Corp.
(b)
.................... 137,450 20,335,727
Novocure Ltd.
(a)(b)
................... 300,132 22,014,682
Penumbra, Inc.
(a)(b)
.................. 103,726 23,074,886
QuidelOrtho Corp.
(a)(b)
................ 142,948 12,246,355
ResMed, Inc. ..................... 420,801 87,581,312
STERIS plc
(a)
..................... 291,045 53,753,101
Tandem Diabetes Care, Inc.
(a)(b)
......... 186,249 8,371,893
Teleflex, Inc.
(a)
..................... 136,708 34,126,418
Zimmer Biomet Holdings, Inc. .......... 611,196 77,927,490
852,162,493
Health Care Providers & Services — 1.8%
Acadia Healthcare Co., Inc.
(a)(b)
.......... 258,415 21,272,723
agilon health, Inc.
(a)(b)
................ 556,651 8,984,347
Amedisys, Inc.
(b)
................... 93,736 7,830,705
AmerisourceBergen Corp. ............. 452,128 74,922,131
Cardinal Health, Inc. ................. 761,372 58,526,666
Chemed Corp.
(a)
................... 42,491 21,688,681
DaVita, Inc.
(a)(b)
.................... 162,308 12,119,538
Encompass Health Corp. ............. 283,342 16,946,685
Enhabit, Inc.
(b)
..................... 139,260 1,832,662
Guardant Health, Inc.
(a)(b)
.............. 281,239 7,649,701
Henry Schein, Inc.
(a)(b)
................ 392,757 31,369,502
Laboratory Corp. of America Holdings ..... 257,293 60,587,356
Molina Healthcare, Inc.
(b)
.............. 166,426 54,957,194
Oak Street Health, Inc.
(a)(b)
............. 341,155 7,338,244
Premier, Inc., Class A ................ 340,638 11,915,517
Quest Diagnostics, Inc. ............... 331,068 51,792,278
Signify Health, Inc., Class A
(b)
........... 235,125 6,738,682
Tenet Healthcare Corp.
(b)
.............. 310,475 15,148,075
Universal Health Services, Inc., Class B ... 180,236 25,393,450
497,014,137
Health Care Technology — 0.4%
(b)
Certara, Inc.
(a)
..................... 339,958 5,463,125
Definitive Healthcare Corp., Class A
(a)
..... 106,781 1,173,523
Doximity, Inc., Class A
(a)
.............. 324,691 10,896,630
Teladoc Health, Inc.
(a)
................ 466,551 11,033,931
Veeva Systems, Inc., Class A ........... 404,886 65,340,503
93,907,712
Hotels, Restaurants & Leisure — 3.1%
Aramark ......................... 673,424 27,839,348
Boyd Gaming Corp. ................. 224,590 12,246,893
Caesars Entertainment, Inc.
(a)(b)
......... 594,908 24,748,173
Carnival Corp.
(a)(b)
................... 2,834,100 22,842,846
Chipotle Mexican Grill, Inc.
(b)
........... 81,000 112,386,690
Choice Hotels International, Inc.
(a)
........ 93,439 10,524,969
Churchill Downs, Inc.
(a)
............... 104,524 22,099,509
Darden Restaurants, Inc. ............. 355,673 49,200,246
Domino's Pizza, Inc. ................. 102,487 35,501,497
DraftKings, Inc., Class A
(a)(b)
............ 1,028,002 11,708,943
Expedia Group, Inc.
(b)
................ 439,746 38,521,750
Hilton Worldwide Holdings, Inc. ......... 774,119 97,817,677
Hyatt Hotels Corp., Class A
(b)
........... 137,521 12,438,774
Las Vegas Sands Corp.
(a)(b)
............ 961,018 46,196,135
Marriott Vacations Worldwide Corp. ....... 108,617 14,618,762
MGM Resorts International ............ 931,882 31,246,003
Norwegian Cruise Line Holdings Ltd.
(a)(b)
... 1,217,434 14,901,392
Penn Entertainment, Inc.
(a)(b)
........... 448,745 13,327,726
Planet Fitness, Inc., Class A
(b)
.......... 243,451 19,183,939
Royal Caribbean Cruises Ltd.
(a)(b)
........ 641,320 31,700,448
Six Flags Entertainment Corp.
(b)
......... 214,322 4,982,987
Travel + Leisure Co. ................. 238,500 8,681,400

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Hotels, Restaurants & Leisure (continued)
Vail Resorts, Inc. ................... 117,351 $ 27,970,611
Wendy's Co. (The) .................. 499,117 11,295,018
Wyndham Hotels & Resorts, Inc. ........ 252,151 17,980,888
Wynn Resorts Ltd.
(b)
................. 303,769 25,051,829
Yum! Brands, Inc. .................. 820,992 105,152,655
850,167,108
Household Durables — 1.4%
DR Horton, Inc.
(a)
................... 916,811 81,724,532
Garmin Ltd. ....................... 447,899 41,336,599
Leggett & Platt, Inc.
(a)
................ 384,986 12,408,099
Lennar Corp., Class A ................ 728,633 65,941,286
Lennar Corp., Class B ............... 42,800 3,200,584
Mohawk Industries, Inc.
(a)(b)
............ 153,740 15,715,303
Newell Brands, Inc. ................. 1,102,208 14,416,881
NVR, Inc.
(b)
....................... 8,488 39,151,579
PulteGroup, Inc. ................... 658,513 29,982,097
Tempur Sealy International, Inc.
(a)
........ 487,324 16,729,833
Toll Brothers, Inc. ................... 312,690 15,609,485
TopBuild Corp.
(b)
................... 93,097 14,568,749
Whirlpool Corp. .................... 154,309 21,828,551
372,613,578
Household Products — 0.4%
Church & Dwight Co., Inc. ............. 705,509 56,871,080
Clorox Co. (The) ................... 359,442 50,440,496
Reynolds Consumer Products, Inc.
(a)
...... 156,520 4,692,470
Spectrum Brands Holdings, Inc.
(a)
........ 116,355 7,088,347
119,092,393
Independent Power and Renewable Electricity Producers — 0.3%
AES Corp. (The) ................... 1,938,372 55,747,579
Brookfield Renewable Corp.
(a)
.......... 369,822 10,184,898
Vistra Corp. ...................... 1,141,337 26,479,018
92,411,495
Insurance — 4.9%
Aflac, Inc. ........................ 1,794,627 129,105,466
Allstate Corp. (The) ................. 769,592 104,356,675
American Financial Group, Inc. ......... 194,449 26,693,959
Arch Capital Group Ltd.
(b)
............. 1,032,265 64,805,597
Arthur J Gallagher & Co. .............. 605,650 114,189,251
Assurant, Inc. ..................... 152,436 19,063,646
Assured Guaranty Ltd. ............... 167,306 10,416,472
Axis Capital Holdings Ltd. ............. 225,203 12,199,247
Brighthouse Financial, Inc.
(b)
........... 199,336 10,219,957
Brown & Brown, Inc. ................. 688,199 39,206,697
Cincinnati Financial Corp. ............. 445,404 45,604,916
CNA Financial Corp. ................. 78,467 3,317,585
Erie Indemnity Co., Class A, NVS ........ 72,975 18,150,342
Everest Re Group Ltd. ............... 113,193 37,497,445
F&G Annuities & Life, Inc.
(b)
............ 51,863 1,037,779
Fidelity National Financial, Inc. .......... 754,600 28,388,052
First American Financial Corp. .......... 290,774 15,219,111
Globe Life, Inc. .................... 260,900 31,451,495
Hanover Insurance Group, Inc. (The) ..... 103,546 13,992,171
Hartford Financial Services Group, Inc. (The) 925,168 70,155,489
Kemper Corp. ..................... 183,069 9,006,995
Lincoln National Corp. ............... 491,438 15,096,975
Loews Corp. ...................... 575,094 33,545,233
Markel Corp.
(a)(b)
.................... 38,845 51,177,899
Old Republic International Corp. ......... 814,255 19,664,258
Primerica, Inc.
(a)
.................... 107,318 15,219,839
Principal Financial Group, Inc.
(a)
......... 701,974 58,909,658
Prudential Financial, Inc. .............. 1,070,136 106,435,727
Reinsurance Group of America, Inc. ...... 194,903 27,693,767
Security
Shares
Shares Value
Insurance (continued)
RenaissanceRe Holdings Ltd. .......... 124,889 $ 23,008,300
Ryan Specialty Holdings, Inc., Class A
(a)(b)
.. 238,742 9,910,180
Unum Group ...................... 580,536 23,819,392
White Mountains Insurance Group Ltd.
(a)
... 7,260 10,268,036
Willis Towers Watson plc .............. 312,793 76,502,912
WR Berkley Corp. .................. 598,476 43,431,403
1,318,761,926
Interactive Media & Services — 0.4%
(b)
IAC, Inc.
(a)
........................ 225,362 10,006,073
Match Group, Inc. .................. 809,725 33,595,490
Pinterest, Inc., Class A
(a)
.............. 1,694,991 41,154,382
TripAdvisor, Inc.
(a)
.................. 295,492 5,312,946
ZoomInfo Technologies, Inc.
(a)
.......... 795,326 23,947,266
114,016,157
Internet & Direct Marketing Retail — 0.6%
DoorDash, Inc., Class A
(a)(b)
............ 728,434 35,562,148
eBay, Inc. ........................ 1,582,752 65,636,725
Etsy, Inc.
(a)(b)
...................... 363,234 43,508,169
Wayfair, Inc., Class A
(a)(b)
.............. 229,083 7,534,540
152,241,582
IT Services — 3.4%
Affirm Holdings, Inc., Class A
(a)(b)
......... 631,874 6,110,222
Akamai Technologies, Inc.
(b)
............ 453,028 38,190,260
Amdocs Ltd.
(a)
..................... 351,052 31,910,627
Broadridge Financial Solutions, Inc. ...... 339,090 45,482,142
Cloudflare, Inc., Class A
(a)(b)
............ 821,664 37,147,429
Concentrix Corp.
(a)
.................. 124,190 16,537,140
DXC Technology Co.
(b)
............... 666,114 17,652,021
EPAM Systems, Inc.
(b)
................ 159,471 52,265,026
Euronet Worldwide, Inc.
(b)
............. 136,973 12,927,512
FleetCor Technologies, Inc.
(b)
........... 208,606 38,316,750
Gartner, Inc.
(b)
..................... 223,012 74,963,254
Genpact Ltd.
(a)
..................... 524,537 24,296,554
Global Payments, Inc. ............... 779,816 77,451,325
Globant SA
(a)(b)
.................... 118,369 19,904,931
GoDaddy, Inc., Class A
(a)(b)
............. 453,689 33,945,011
Jack Henry & Associates, Inc.
(a)
......... 211,063 37,054,220
Kyndryl Holdings, Inc.
(b)
............... 597,859 6,648,192
MongoDB, Inc., Class A
(a)(b)
............ 192,657 37,922,604
Okta, Inc., Class A
(a)(b)
................ 439,466 30,028,712
Paychex, Inc. ..................... 939,106 108,523,089
Shift4 Payments, Inc., Class A
(a)(b)
........ 148,690 8,316,232
SS&C Technologies Holdings, Inc. ....... 645,727 33,616,548
Thoughtworks Holding, Inc.
(a)(b)
.......... 242,210 2,468,120
Toast, Inc., Class A
(a)(b)
............... 740,618 13,353,343
Twilio, Inc., Class A
(b)
................ 506,045 24,775,963
VeriSign, Inc.
(b)
.................... 269,578 55,382,104
Western Union Co. (The) ............. 1,123,214 15,466,657
WEX, Inc.
(b)
....................... 127,813 20,916,597
Wix.com Ltd.
(a)(b)
................... 160,133 12,303,018
933,875,603
Leisure Products — 0.3%
Brunswick Corp. ................... 209,873 15,127,646
Hasbro, Inc. ...................... 383,070 23,371,101
Mattel, Inc.
(a)(b)
..................... 1,025,055 18,286,981
Peloton Interactive, Inc., Class A
(a)(b)
...... 895,241 7,108,213
Polaris, Inc.
(a)
..................... 159,884 16,148,284
YETI Holdings, Inc.
(a)(b)
............... 251,794 10,401,610
90,443,835
Life Sciences Tools & Services — 2.8%
10X Genomics, Inc., Class A
(a)(b)
......... 266,137 9,698,032
Agilent Technologies, Inc. ............. 860,981 128,845,807

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Life Sciences Tools & Services (continued)
Avantor, Inc.
(b)
..................... 1,771,752 $ 37,366,250
Azenta, Inc.
(a)(b)
.................... 215,063 12,520,968
Bio-Rad Laboratories, Inc., Class A
(b)
...... 61,981 26,062,391
Bio-Techne Corp.
(a)
.................. 452,396 37,494,580
Bruker Corp.
(a)
..................... 311,456 21,288,018
Charles River Laboratories International, Inc.
(b)
146,832 31,994,693
IQVIA Holdings, Inc.
(b)
................ 540,095 110,660,065
Maravai LifeSciences Holdings, Inc., Class A
(b)
322,053 4,608,578
Mettler-Toledo International, Inc.
(b)
....... 64,046 92,575,291
PerkinElmer, Inc. ................... 366,456 51,384,460
QIAGEN NV
(a)(b)
.................... 657,442 32,786,632
Repligen Corp.
(a)(b)
.................. 161,121 27,279,396
Sotera Health Co.
(a)(b)
................ 293,486 2,444,738
Syneos Health, Inc., Class A
(b)
.......... 295,703 10,846,386
Waters Corp.
(b)
.................... 172,193 58,989,878
West Pharmaceutical Services, Inc. ...... 215,160 50,637,906
747,484,069
Machinery — 4.1%
AGCO Corp. ...................... 180,416 25,021,895
Allison Transmission Holdings, Inc. ....... 267,577 11,131,203
Crane Holdings Co. ................. 136,103 13,671,546
Cummins, Inc.
(a)
.................... 409,554 99,230,839
Donaldson Co., Inc. ................. 359,320 21,153,168
Dover Corp. ...................... 406,989 55,110,381
Esab Corp. ....................... 149,778 7,027,584
Flowserve Corp. ................... 379,171 11,632,966
Fortive Corp. ...................... 1,028,861 66,104,319
Gates Industrial Corp. plc
(b)
............ 310,390 3,541,550
Graco, Inc. ....................... 488,567 32,861,017
IDEX Corp. ....................... 220,705 50,393,573
Ingersoll Rand, Inc. ................. 1,184,151 61,871,890
ITT, Inc.
(a)
........................ 242,792 19,690,431
Lincoln Electric Holdings, Inc. .......... 162,832 23,527,596
Middleby Corp. (The)
(b)
............... 154,592 20,699,869
Nordson Corp. ..................... 166,164 39,500,506
Oshkosh Corp. .................... 191,680 16,904,259
Otis Worldwide Corp.
(a)
............... 1,211,523 94,874,366
PACCAR, Inc.
(a)
.................... 993,435 98,320,262
Parker-Hannifin Corp. ................ 372,604 108,427,764
Pentair plc ....................... 478,638 21,529,137
Snap-on, Inc.
(a)
.................... 153,012 34,961,712
Stanley Black & Decker, Inc. ........... 430,619 32,348,099
Timken Co. (The) ................... 180,310 12,742,508
Toro Co. (The) ..................... 303,702 34,379,066
Westinghouse Air Brake Technologies Corp. . 525,936 52,493,672
Xylem, Inc. ....................... 520,425 57,543,392
1,126,694,570
Marine — 0.0%
Kirby Corp.
(b)
...................... 173,755 11,181,134
Media — 1.3%
Altice USA, Inc., Class A
(a)(b)
............ 622,089 2,861,609
Cable One, Inc. .................... 16,914 12,040,400
DISH Network Corp., Class A
(a)(b)
........ 726,108 10,194,556
Fox Corp., Class A, NVS
(a)
............. 869,667 26,411,787
Fox Corp., Class B .................. 412,647 11,739,807
Interpublic Group of Cos., Inc. (The) ...... 1,127,331 37,551,396
Liberty Broadband Corp., Class A
(a)(b)
...... 52,562 3,986,827
Liberty Broadband Corp., Class C, NVS
(b)
.. 346,377 26,418,174
Liberty Media Corp.-Liberty SiriusXM, Class A
(a)
(b)
........................... 218,232 8,578,700
Liberty Media Corp.-Liberty SiriusXM, Class C,
NVS
(b)
........................ 450,482 17,627,361
New York Times Co. (The), Class A ....... 474,497 15,402,173
Security
Shares
Shares Value
Media (continued)
News Corp., Class A, NVS
(a)
........... 1,111,651 $ 20,232,048
News Corp., Class B
(a)
............... 348,410 6,424,681
Nexstar Media Group, Inc. ............. 105,285 18,428,033
Omnicom Group, Inc. ................ 592,117 48,298,984
Paramount Global, Class A
(a)
........... 22,628 443,735
Paramount Global, Class B, NVS ........ 1,681,296 28,380,277
Sirius XM Holdings, Inc.
(a)
............. 2,050,830 11,976,847
Trade Desk, Inc. (The), Class A
(a)(b)
....... 1,275,080 57,161,836
364,159,231
Metals & Mining — 1.0%
Alcoa Corp. ....................... 513,570 23,352,028
Cleveland-Cliffs, Inc.
(a)(b)
.............. 1,487,155 23,958,067
MP Materials Corp., Class A
(a)(b)
......... 264,517 6,422,473
Nucor Corp. ...................... 745,090 98,210,313
Reliance Steel & Aluminum Co. ......... 169,644 34,342,731
Royal Gold, Inc. .................... 190,900 21,518,248
SSR Mining, Inc.
(a)
.................. 598,409 9,377,069
Steel Dynamics, Inc. ................. 483,678 47,255,341
United States Steel Corp. ............. 682,646 17,100,282
281,536,552
Mortgage Real Estate Investment Trusts (REITs) — 0.3%
AGNC Investment Corp.
(a)
............. 1,657,185 17,151,865
Annaly Capital Management, Inc. ........ 1,357,721 28,620,759
Rithm Capital Corp. ................. 1,260,716 10,300,050
Starwood Property Trust, Inc. ........... 844,877 15,486,595
71,559,269
Multiline Retail — 0.5%
Dollar Tree, Inc.
(a)(b)
................. 618,824 87,526,467
Kohl's Corp. ...................... 337,195 8,514,174
Macy's, Inc. ...................... 781,893 16,146,090
Nordstrom, Inc.
(a)
................... 327,785 5,290,450
Ollie's Bargain Outlet Holdings, Inc.
(a)(b)
.... 181,060 8,480,850
125,958,031
Multi-Utilities — 2.0%
Ameren Corp. ..................... 747,870 66,500,600
CenterPoint Energy, Inc. .............. 1,830,833 54,906,682
CMS Energy Corp. .................. 841,235 53,275,413
Consolidated Edison, Inc. ............. 1,033,371 98,490,590
DTE Energy Co. ................... 560,560 65,882,617
NiSource, Inc. ..................... 1,179,669 32,346,524
Public Service Enterprise Group, Inc. ..... 1,450,223 88,855,163
WEC Energy Group, Inc. .............. 919,165 86,180,910
546,438,499
Oil, Gas & Consumable Fuels — 4.5%
Antero Midstream Corp. .............. 973,796 10,507,259
Antero Resources Corp.
(a)(b)
............ 823,838 25,530,740
APA Corp. ....................... 930,746 43,447,223
Cheniere Energy, Inc. ................ 724,632 108,665,815
Chesapeake Energy Corp. ............ 351,818 33,201,065
Coterra Energy, Inc. ................. 2,280,228 56,025,202
Devon Energy Corp. ................. 1,893,397 116,462,849
Diamondback Energy, Inc. ............. 510,205 69,785,840
DT Midstream, Inc. .................. 281,818 15,573,263
Enviva, Inc. ....................... 90,599 4,799,029
EQT Corp. ....................... 1,071,111 36,235,685
Hess Corp. ....................... 819,691 116,248,578
HF Sinclair Corp.
(a)
.................. 391,896 20,335,483
Marathon Oil Corp. .................. 1,839,405 49,792,693
New Fortress Energy, Inc., Class A
(a)
...... 160,066 6,790,000
ONEOK, Inc. ...................... 1,291,665 84,862,390
Ovintiv, Inc. ....................... 723,128 36,669,821
PDC Energy, Inc. ................... 255,121 16,195,081

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Oil, Gas & Consumable Fuels (continued)
Phillips 66 ........................ 1,375,796 $ 143,192,848
Range Resources Corp. .............. 684,130 17,116,933
Southwestern Energy Co.
(b)
............ 3,234,269 18,920,474
Targa Resources Corp. ............... 656,753 48,271,345
Texas Pacific Land Corp.
(a)
............ 16,661 39,057,216
Williams Cos., Inc. (The) .............. 3,545,715 116,654,023
1,234,340,855
Paper & Forest Products — 0.1%
Louisiana-Pacific Corp. ............... 206,462 12,222,550
Personal Products — 0.0%
(a)(b)
Coty, Inc., Class A .................. 1,020,732 8,737,466
Olaplex Holdings, Inc. ................ 353,620 1,842,360
10,579,826
Pharmaceuticals — 0.7%
Catalent, Inc.
(b)
.................... 519,829 23,397,504
Elanco Animal Health, Inc.
(a)(b)
.......... 1,298,842 15,871,849
Jazz Pharmaceuticals plc
(b)
............ 178,836 28,490,363
Organon & Co. .................... 738,943 20,638,678
Perrigo Co. plc .................... 393,078 13,400,029
Royalty Pharma plc, Class A ........... 1,080,564 42,703,889
Viatris, Inc. ....................... 3,522,592 39,206,449
183,708,761
Professional Services — 1.9%
Booz Allen Hamilton Holding Corp. ....... 381,656 39,890,685
CACI International, Inc., Class A
(b)
....... 67,363 20,248,644
Clarivate plc
(a)(b)
.................... 1,365,820 11,390,939
CoStar Group, Inc.
(b)
................. 1,171,945 90,567,910
Dun & Bradstreet Holdings, Inc. ......... 731,692 8,970,544
Equifax, Inc.
(a)
..................... 353,166 68,641,344
FTI Consulting, Inc.
(a)(b)
............... 98,306 15,610,993
Jacobs Solutions, Inc.
(a)
.............. 372,002 44,666,280
KBR, Inc.
(a)
....................... 399,991 21,119,525
Leidos Holdings, Inc. ................ 395,947 41,649,665
ManpowerGroup, Inc.
(a)
............... 149,057 12,403,033
Robert Half International, Inc. ........... 307,026 22,667,729
Science Applications International Corp. ... 160,541 17,808,813
TransUnion ....................... 559,105 31,729,209
Verisk Analytics, Inc. ................. 451,351 79,627,343
526,992,656
Real Estate Management & Development — 0.5%
(b)
CBRE Group, Inc., Class A ............ 918,543 70,691,069
Howard Hughes Corp. (The)
(a)
.......... 105,788 8,084,319
Jones Lang LaSalle, Inc.
(a)
............. 138,114 22,011,228
Opendoor Technologies, Inc.
(a)
.......... 1,373,094 1,592,789
WeWork, Inc., Class A
(a)
.............. 620,350 887,101
Zillow Group, Inc., Class A
(a)
........... 165,145 5,154,175
Zillow Group, Inc., Class C, NVS
(a)
....... 458,552 14,769,960
123,190,641
Road & Rail — 0.9%
Avis Budget Group, Inc.
(a)(b)
............ 74,190 12,161,967
Hertz Global Holdings, Inc.
(a)(b)
.......... 548,459 8,440,784
JB Hunt Transport Services, Inc.
(a)
....... 239,454 41,751,199
Knight-Swift Transportation Holdings, Inc. .. 455,049 23,849,118
Landstar System, Inc. ................ 104,758 17,065,078
Lyft, Inc., Class A
(a)(b)
................. 922,794 10,169,190
Old Dominion Freight Line, Inc.
(a)
........ 288,620 81,904,584
RXO, Inc.
(b)
....................... 296,176 5,094,227
Ryder System, Inc.
(a)
................ 143,044 11,954,187
Schneider National, Inc., Class B ........ 156,229 3,655,759
U-Haul Holding Co., NVS ............. 262,683 14,577,339
Security
Shares
Shares Value
Road & Rail (continued)
XPO, Inc.
(a)(b)
...................... 296,176 $ 9,859,699
240,483,131
Semiconductors & Semiconductor Equipment — 2.3%
Allegro MicroSystems, Inc.
(a)(b)
.......... 189,982 5,703,260
Cirrus Logic, Inc.
(b)
.................. 159,778 11,900,265
Enphase Energy, Inc.
(b)
............... 381,049 100,962,743
Entegris, Inc. ...................... 432,414 28,362,034
First Solar, Inc.
(a)(b)
.................. 308,994 46,284,211
GLOBALFOUNDRIES, Inc.
(a)(b)
.......... 182,955 9,859,445
Lattice Semiconductor Corp.
(a)(b)
......... 393,799 25,549,679
Microchip Technology, Inc. ............. 1,549,744 108,869,516
MKS Instruments, Inc.
(a)
.............. 165,799 14,048,149
Monolithic Power Systems, Inc.
(a)
........ 131,830 46,616,406
ON Semiconductor Corp.
(b)
............ 1,263,990 78,835,056
Qorvo, Inc.
(b)
...................... 293,756 26,626,044
Skyworks Solutions, Inc. .............. 467,807 42,631,252
Teradyne, Inc. ..................... 454,996 39,743,901
Universal Display Corp. .............. 125,698 13,580,412
Wolfspeed, Inc.
(a)(b)
.................. 357,691 24,694,987
624,267,360
Software — 5.2%
Alteryx, Inc., Class A
(b)
............... 176,237 8,929,929
ANSYS, Inc.
(b)
..................... 252,720 61,054,625
AppLovin Corp., Class A
(a)(b)
............ 631,776 6,652,601
Aspen Technology, Inc.
(a)(b)
............. 78,012 16,023,665
Bentley Systems, Inc., Class B
(a)
......... 491,302 18,158,522
Bill.com Holdings, Inc.
(b)
.............. 287,284 31,302,465
Black Knight, Inc.
(b)
.................. 450,550 27,821,463
Cadence Design Systems, Inc.
(b)
........ 794,044 127,555,228
CCC Intelligent Solutions Holdings, Inc.
(a)(b)
.. 503,646 4,381,720
Ceridian HCM Holding, Inc.
(a)(b)
.......... 397,539 25,502,127
Confluent, Inc., Class A
(a)(b)
............ 360,974 8,028,062
Coupa Software, Inc.
(b)
............... 219,279 17,360,318
Crowdstrike Holdings, Inc., Class A
(b)
...... 610,944 64,326,294
Datadog, Inc., Class A
(a)(b)
............. 771,420 56,699,370
DocuSign, Inc.
(b)
................... 575,067 31,870,213
Dolby Laboratories, Inc., Class A
(a)
....... 177,962 12,553,440
DoubleVerify Holdings, Inc.
(a)(b)
.......... 212,140 4,658,594
Dropbox, Inc., Class A
(b)
.............. 779,293 17,440,577
Dynatrace, Inc.
(b)
................... 577,794 22,129,510
Elastic NV
(a)(b)
..................... 227,131 11,697,247
Fair Isaac Corp.
(b)
................... 70,902 42,440,519
Five9, Inc.
(a)(b)
..................... 203,368 13,800,552
Fortinet, Inc.
(b)
..................... 1,879,301 91,879,026
Gen Digital, Inc. .................... 1,625,045 34,824,714
Guidewire Software, Inc.
(a)(b)
............ 241,447 15,104,924
HubSpot, Inc.
(a)(b)
................... 134,529 38,896,370
Informatica, Inc., Class A
(a)(b)
........... 108,920 1,774,307
Jamf Holding Corp.
(a)(b)
............... 194,185 4,136,141
Manhattan Associates, Inc.
(a)(b)
.......... 182,145 22,112,403
nCino, Inc.
(a)(b)
..................... 199,568 5,276,578
NCR Corp.
(b)
...................... 371,421 8,694,966
New Relic, Inc.
(b)
................... 154,780 8,737,331
Nutanix, Inc., Class A
(b)
............... 667,084 17,377,538
Palantir Technologies, Inc., Class A
(a)(b)
.... 5,344,880 34,314,130
Paycom Software, Inc.
(a)(b)
............. 148,731 46,152,717
Paycor HCM, Inc.
(a)(b)
................ 159,055 3,892,076
Paylocity Holding Corp.
(b)
............. 114,969 22,333,878
Pegasystems, Inc.
(a)
................. 120,027 4,109,724
Procore Technologies, Inc.
(b)
........... 206,561 9,745,548
PTC, Inc.
(b)
....................... 306,276 36,765,371
RingCentral, Inc., Class A
(a)(b)
........... 246,719 8,733,853
SentinelOne, Inc., Class A
(a)(b)
.......... 554,701 8,093,088

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Software (continued)
Smartsheet, Inc., Class A
(b)
............ 369,326 $ 14,536,671
Splunk, Inc.
(b)
..................... 472,746 40,698,703
Synopsys, Inc.
(b)
................... 443,701 141,669,292
Teradata Corp.
(b)
................... 296,555 9,982,041
Tyler Technologies, Inc.
(a)(b)
............ 119,813 38,628,909
UiPath, Inc., Class A
(a)(b)
.............. 1,095,030 13,917,831
Unity Software, Inc.
(a)(b)
............... 717,827 20,522,674
Zoom Video Communications, Inc., Class A
(a)(b)
733,783 49,706,460
Zscaler, Inc.
(a)(b)
.................... 245,179 27,435,530
1,410,439,835
Specialty Retail — 3.3%
Advance Auto Parts, Inc. .............. 174,580 25,668,497
AutoNation, Inc.
(a)(b)
................. 97,935 10,508,425
AutoZone, Inc.
(a)(b)
.................. 55,166 136,049,286
Bath & Body Works, Inc. .............. 666,940 28,104,852
Best Buy Co., Inc. .................. 583,997 46,842,399
Burlington Stores, Inc.
(a)(b)
............. 191,284 38,784,744
CarMax, Inc.
(a)(b)
.................... 458,680 27,929,025
Carvana Co., Class A
(a)(b)
.............. 296,785 1,406,761
Dick's Sporting Goods, Inc.
(a)
........... 154,434 18,576,866
Five Below, Inc.
(a)(b)
.................. 158,544 28,041,677
Floor & Decor Holdings, Inc., Class A
(a)(b)
... 299,477 20,852,584
GameStop Corp., Class A
(a)(b)
........... 784,146 14,475,335
Gap, Inc. (The) .................... 572,102 6,453,311
Leslie's, Inc.
(a)(b)
.................... 468,455 5,719,836
Lithia Motors, Inc., Class A
(a)
........... 78,743 16,121,842
O'Reilly Automotive, Inc.
(b)
............. 180,426 152,284,957
Penske Automotive Group, Inc.
(a)
........ 74,919 8,610,441
Petco Health & Wellness Co., Inc.
(a)(b)
..... 228,878 2,169,763
RH
(a)(b)
.......................... 55,221 14,754,499
Ross Stores, Inc. ................... 992,484 115,197,618
Tractor Supply Co. .................. 320,860 72,183,874
Ulta Beauty, Inc.
(b)
.................. 146,439 68,690,142
Victoria's Secret & Co.
(b)
.............. 240,358 8,600,009
Williams-Sonoma, Inc.
(a)
.............. 192,483 22,120,146
890,146,889
Technology Hardware, Storage & Peripherals — 0.9%
Dell Technologies, Inc., Class C ......... 734,019 29,522,244
Hewlett Packard Enterprise Co. ......... 3,747,683 59,813,021
HP, Inc. ......................... 2,924,575 78,583,330
NetApp, Inc. ...................... 631,354 37,919,121
Pure Storage, Inc., Class A
(a)(b)
.......... 820,029 21,943,976
Western Digital Corp.
(b)
............... 923,463 29,135,258
256,916,950
Textiles, Apparel & Luxury Goods — 1.1%
Capri Holdings Ltd.
(b)
................ 364,792 20,909,877
Carter's, Inc.
(a)
..................... 109,272 8,152,784
Columbia Sportswear Co.
(a)
............ 103,762 9,087,476
Deckers Outdoor Corp.
(b)
.............. 76,375 30,485,845
Hanesbrands, Inc. .................. 1,018,785 6,479,473
Lululemon Athletica, Inc.
(b)
............. 324,549 103,979,009
Security
Shares
Shares Value
Textiles, Apparel & Luxury Goods (continued)
PVH Corp. ....................... 188,448 $ 13,302,544
Ralph Lauren Corp., Class A ........... 117,771 12,444,862
Skechers USA, Inc., Class A
(b)
.......... 390,996 16,402,282
Tapestry, Inc.
(a)
.................... 703,418 26,786,157
Under Armour, Inc., Class A
(a)(b)
......... 548,509 5,572,851
Under Armour, Inc., Class C, NVS
(a)(b)
..... 572,842 5,109,751
VF Corp.
(a)
....................... 1,019,343 28,144,060
286,856,971
Thrifts & Mortgage Finance — 0.1%
MGIC Investment Corp. .............. 874,578 11,369,514
New York Community Bancorp, Inc. ...... 1,938,339 16,669,715
Rocket Cos., Inc., Class A
(a)
............ 324,355 2,270,485
TFS Financial Corp. ................. 144,281 2,079,089
UWM Holdings Corp., Class A
(a)
......... 273,447 905,110
33,293,913
Trading Companies & Distributors — 1.2%
Air Lease Corp., Class A .............. 300,574 11,548,053
Core & Main, Inc., Class A
(a)(b)
.......... 204,618 3,951,174
Fastenal Co. ...................... 1,672,660 79,150,271
MSC Industrial Direct Co., Inc., Class A .... 133,405 10,899,189
SiteOne Landscape Supply, Inc.
(a)(b)
....... 128,729 15,102,486
United Rentals, Inc.
(b)
................ 202,900 72,114,718
Univar Solutions, Inc.
(a)(b)
.............. 475,550 15,122,490
Watsco, Inc.
(a)
..................... 95,516 23,821,690
WESCO International, Inc.
(b)
........... 129,978 16,273,246
WW Grainger, Inc. .................. 131,281 73,025,056
321,008,373
Water Utilities — 0.4%
American Water Works Co., Inc. ......... 528,684 80,582,015
Essential Utilities, Inc. ................ 673,817 32,161,286
112,743,301
Total Long-Term Investments — 99.8%
(Cost: $21,602,576,185) ........................... 27,162,012,548
Short-Term Securities
Money Market Funds — 6.9%
(c)(d)
BlackRock Cash Funds: Institutional, SL
Agency Shares, 4.53%
(e)
............ 1,824,650,133 1,825,197,528
BlackRock Cash Funds: Treasury, SL Agency
Shares, 4.12% .................. 53,474,209 53,474,209
Total Short-Term Securities — 6.9%
(Cost: $1,877,823,332) ........................... 1,878,671,737
Total Investments — 106.7%
(Cost: $23,480,399,517 ) ........................... 29,040,684,285
Liabilities in Excess of Other Assets — (6.7)% ............ (1,816,741,769)
Net Assets — 100.0% ..............................
$ 27,223,942,516
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended December 31, 2022 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Affiliated Issuer
Value at
03/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
12/31/22
Shares
Held at
12/31/22 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Cash Funds:
Institutional, SL Agency Shares $ 1,271,208,989 $ 553,194,587
(a)
$ — $ (37,412) $ 831,364 $ 1,825,197,528 1,824,650,133 $ 5,592,100
(b)
$ —
BlackRock Cash Funds: Treasury,
SL Agency Shares ........ 42,720,000 10,754,209
(a)
— — — 53,474,209 53,474,209 584,846 28
$ (37,412) $ 831,364 $ 1,878,671,737 $ 6,176,946 $ 28
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
Description
Number of
Contracts
Expiration
Date
Notional
Amount (000)
Value/
Unrealized
Appreciation
(Depreciation)
Long Contracts
S&P Mid 400 E-Mini Index .................................................... 227 03/17/23 $ 55,447 $ (1,366,105)

Schedule of Investments
(unaudited) (continued)
December 31, 2022
iShares
®
Russell Mid-Cap ETF

Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks ......................................... $ 27,161,513,270 $ 499,278 $ — $ 27,162,012,548
Short-Term Securities
Money Market Funds ...................................... 1,878,671,737 — — 1,878,671,737
$ 29,040,185,007 $ 499,278 $ — $ 29,040,684,285
Derivative Financial Instruments
(a)
Liabilities
Equity contracts ........................................... $ (1,366,105) $ — $ — $ (1,366,105)
(a)
Derivative financial instruments are futures contracts. Futures contracts are valued at the unrealized appreciation (depreciation) on the instrument.
Portfolio Abbreviation
MSCI Morgan Stanley Capital International
NVS Non-Voting Shares
REIT Real Estate Investment Trust
S&P Standard & Poor's
Fair Value Hierarchy as of Period End (continued)